Via EDGAR                                                              May 3, 2007

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American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7999

Securities and Exchange Commission
450 Fifth Street, N W
Washington, D. C. 20549

         RE: American National Variable Annuity Separate Account ("Registrant")
               American National Insurance Company ("Depositor")
               File Numbers: 333-33856 and 811-07600
               CIK Number: 0000899732

Dear Ladies and Gentlemen:

         Pursuant to Rule 497 under the  Securities  Act of 1933 ("1933  Act"),  Registrant  and Depositor
have elected to file the certification  set out below in lieu of  electronically  filing definitive copies of the prospectus and statement of additional  information  contained in its most recent  amendment to its
Form N-4 Registration Statement ("amendment"), as required by Rule 497 (c) under the 1933 Act.

         Registrant and Depositor hereby certify that:

(1)      the form of prospectus and statement of additional  information  that would have been filed under paragraph  (c) of Rule 497  under  the 1933 Act  following  the  filing  of the amendment  would not have been  different from that contained in the Amendment,
                           and

(2)      the Amendment,  Post-Effective  Amendment No. 9 under the 1933 Act and Amendment No. 43 under the
                           Investment Company Act of 1940, was filed electronically on April 27, 2007.

         Please  direct any inquiry  regarding the foregoing to the  undersigned  at (409)  621-7739 or to
Mr. Greg Garrison of Greer, Herz & Adams, L.L.P. at (409) 797-3248.

Very truly yours,

Dwain A. Akins, J.D.
Senior Vice President, Corporate Affairs/Compliance
Chief Compliance Officer
American National Insurance Company